As filed with the Securities and Exchange Commission on December 10, 2020

Securities Act Registration No. 333-206600

Investment Company Act Reg. No. 811-23078

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. 70 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 72 ☒

(Check appropriate box or boxes.)

___________________________________

Virtus ETF Trust II

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(888) 383-0553

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

☒       immediately upon filing pursuant to paragraph (b) of Rule 485

☐       on _______________ pursuant to paragraph (b) of Rule 485

☐       60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐       on _______________ pursuant to paragraph (a)(1) of Rule 485

☐       75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐       on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of December, 2020.

VIRTUS ETF TRUST II
(Registrant)

By:	/s/ William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	Name	Title	Date

	/s/ William J. Smalley William J. Smalley	President (Principal Executive Officer)	December 10, 2020
	/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer/Principal Accounting Officer)	December 10, 2020
	/s/ George R. Aylward* George R. Aylward	Trustee	December 10, 2020
	/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	December 10, 2020
	/s/ James Simpson* James Simpson	Trustee	December 10, 2020
	/s/ Robert S. Tull* Robert S. Tull	Trustee	December 10, 2020
	/s/ Myles J. Edwards* Myles J. Edwards	Trustee	December 10, 2020
* By:	/s/ William J. Smalley		December 10, 2020
William J. Smalley, Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase